Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) gain arising during period, tax	$ (4,530)	$ (39,752)	$ 36,294
Amortization of prior service credit, tax	(731)	(1,108)	(1,111)
Amortization of actuarial loss, tax	6,551	1,490	6,211
Amount recognized in net periodic pension cost due to settlement, tax			289
Amount recognized in net periodic pension cost due to special plan termination benefits, tax	811
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, tax	$ 509	$ 470	$ 438